Income Taxes - Summary of Income Tax Rate (Detail)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Canadian statutory income tax rate		26.50%	26.50%
Tax on repatriation of foreign earnings		2.90%	4.40%
Net effect of losses not benefited		1.80%	8.10%
Re-measurement of deferred tax assets	[1]	1.50%	0.00%
Foreign exchange re-measurement	[2]	1.20%	3.40%
Impairment of investments [note 2]		0.00%	8.60%
Manufacturing and processing profits deduction		(0.20%)	(0.10%)
Valuation allowance on deferred tax assets		(0.70%)	0.60%
Earnings of equity accounted investees		(1.30%)	(3.60%)
Reserve for uncertain tax positions		(2.50%)	(4.00%)
Research and development tax credits		(3.40%)	(3.70%)
Foreign rate differentials		(3.90%)	(7.30%)
Others		(1.60%)	(0.20%)
Effective income tax rate		20.30%	32.70%

[1]	Re-measurement of deferred tax assets of a China subsidiary.
[2]	Includes foreign exchange gains reported on U.S. dollar denominated assets for Mexican tax purposes that are not recognized for GAAP purposes and losses related to the re-measurement of financial statement balances of foreign subsidiaries, primarily in Mexico, that are maintained in a currency other than their functional currency.